INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2022
Classes of current inventories [abstract]
Disclosure of detailed information about inventories [Table Text Block]
The following is a breakdown of inventory as of June 30, 2022:

	June 30, 2022
	Capitalized costs	Fair valuation adjustment, net	Carrying value
Work in progress:
Bulk cannabis	$15,728	$-	$15,728
Other products	973	-	973
Finished goods:
Packaged dried cannabis	8,329	-	8,329
Other cannabis products	1,199	-	1,199
Other products	418	-	418

Balance as of June 30, 2022	$26,647	$-	$26,647

The following is a breakdown of inventory as of December 31, 2021:

	December 31, 2021
	Capitalized costs	Fair valuation adjustment, net	Carrying value
Work in progress:
Bulk cannabis	$14,113	$3,336	$17,449
Other cannabis products	1,074	-	1,074
Finished goods:
Packaged dried cannabis	8,974	270	9,244
Other cannabis products	744	-	744
Other products	880	-	880

Balance as of December 31, 2021	$25,785	$3,606	$29,391